TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued Through

SEPARATE ACCOUNT VA B

By

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated June 14, 2010

to the

Prospectus dated May 1, 2010

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica Landmark Variable Annuity dated May 1, 2010.

The following hereby amends the corresponding paragraphs in “Section 5. Expenses” in the prospectus.

Fund Facilitation Fee

We charge a fund facilitation fee in order to make certain funds available as investment choices under the policies. We apply the fee to funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify. The fund facilitation fee, expressed as an annual rate is:

•	0.30% if you choose the American Funds - Asset Allocation Fund – Class 2

•	0.30% if you choose the American Funds - Bond Fund – Class 2

•	0.30% if you choose the American Funds - Growth Fund – Class 2

•	0.30% if you choose the American Funds - Growth-Income Fund – Class 2

•	0.30% if you choose the American Funds - International Fund – Class 2

•	0.20% if you choose the AllianceBernstein Balanced Wealth Strategy Portfolio – Class B

•	0.20% if you choose the GE Investments Total Return Fund – Class 3

•	0.15% if you choose the Franklin Templeton VIP Founding Funds Allocation Fund – Class 4

•	0.10 % if you choose the Transamerica BlackRock Global Allocation VP – Service Class

The following hereby amends the corresponding paragraphs in “Section 6. Access To Your Money” in the prospectus.

Signature Guarantee

As a protection against fraud, we require a Medallion Signature Guarantee for variable annuities or a Notary Public Stamp for fixed annuities for the following transaction requests:

•	All requests for surrenders (i.e. partial surrenders and full surrenders) over $250,000;

•	Any non-electronic disbursement request made on or within 15 days of a change to the address of record for a policy owner’s account;

•	Any disbursement request made on or within 15 days of an ownership change;

•	Any electronic disbursement on or within 15 days of a change to electronic funds transfer instructions;

•

Any disbursement request when the Company has been directed to send proceeds to a different personal address from the address of record for that policy owner’s account. PLEASE NOTE: This requirement will not apply to disbursement requests made in connection with exchanges of one annuity policy for another with the same owner in a “tax-free exchange”;

•	All requests for surrenders (i.e. partial surrenders and full surrenders) when the Company does not have an originating or guaranteed signature on file.

You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. This includes many:

•	National and state banks;

•	Savings banks and savings and loan associations;

•	Securities brokers and dealers; and

•	Credit Unions.

The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. Guarantor firms may, but frequently do not, charge a fee for their services.

A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.

The following is hereby added to the corresponding APPENDIX section of the current prospectus.

APPENDIX

POLICY VARIATIONS

The addition to this Appendix describes the designated funds associated with the Retirement Income ChoiceSM Rider and Retirement Income ChoiceSM 2008 with Double Withdrawal Base Benefit Rider.

Product Feature	Landmark 96 & Prior Form Number: – AV201 101 65 189	Landmark 96 & Prior Form Numbers: – AV201 101 65 189 – AE830 292 – AE847 394	Landmark 96 & Prior Form Numbers: – AV201 101 65 189 – AE847 394 – AE871 295
Designated Funds (as of May 1, 2010)	N/A	N/A	N/A

Product Feature	Landmark 96 & Prior Form Numbers: – AV254 101 87 196 – AE909 496 – AE 890 196	Landmark 97 Form Numbers: – AV320 101 99 197 – AE945 197	Landmark 98 Form Numbers: – AV376 101 106 1197 – AE 945 197
Designated Funds (as of May 1, 2010)	N/A	N/A	N/A

Product Feature	Landmark 2000 Form Numbers: – AV432 101 114 199 – AV494 101 124 100 and – RGMI 1 798	Landmark 2001 Form Numbers: – AV620 101 137 101 and – RGMI 1 798	Landmark 2002 Form Numbers: – AV720 101 148 102 – RGMI 1 798
Designated Funds (as of May 1, 2010)	N/A	N/A	N/A

Product Feature	Landmark 2002 - Revised Form Number: – AV720 101 148 102	Landmark 2003 Form Number: – AV920 101 168 603	Landmark 2008 Form Number: – AV920 101 168 603
Designated Funds (as of May 1, 2010)	•Transamerica Asset Allocation - Conservative VP – Service Class	•AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	•AllianceBernstein Balanced Wealth Strategy Portfolio – Class B

	•Transamerica Asset Allocation - Moderate VP – Service Class	•American Funds - Asset Allocation Fund – Class 2	•American Funds - Asset Allocation Fund – Class 2

	•Transamerica Asset Allocation - Moderate Growth VP – Service Class	•American Funds - Bond Fund – Class 2	•American Funds - Bond Fund – Class 2

	•Transamerica International Moderate Growth VP – Service Class	•Fidelity VIP Balanced Portfolio – Service Class 2	•Fidelity VIP Balanced Portfolio – Service Class 2

	•Transamerica Balanced VP – Service Class	•Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	•Franklin Templeton VIP Founding Funds Allocation Fund – Class 4

	•Transamerica BlackRock Tactical Allocation VP – Service Class	•GE Investments Total Return Fund – Class 3	•GE Investments Total Return Fund – Class 3

	•Transamerica Index 35 VP – Service Class	•Transamerica Asset Allocation - Conservative VP – Service Class	•Transamerica Asset Allocation - Conservative VP – Service Class

	•Transamerica Index 50 VP – Service Class	•Transamerica Asset Allocation - Moderate VP – Service Class	•Transamerica Asset Allocation - Moderate VP – Service Class

	•Transamerica Index 75 VP – Service Class	•Transamerica Asset Allocation - Moderate Growth VP – Service Class	•Transamerica Asset Allocation - Moderate Growth VP – Service Class

	•Transamerica Money Market VP – Service Class	•Transamerica International Moderate Growth VP – Service Class	•Transamerica International Moderate Growth VP – Service Class

	•Transamerica PIMCO Total Return VP – Service Class	•Transamerica Balanced VP – Service Class	•Transamerica Balanced VP – Service Class

	•Transamerica U.S. Government Securities VP – Service Class	•Transamerica BlackRock Global Allocation VP – Service Class	•Transamerica BlackRock Global Allocation VP – Service Class

		•Transamerica BlackRock Tactical Allocation VP – Service Class	•Transamerica BlackRock Tactical Allocation VP – Service Class

		•Transamerica Efficient Markets VP – Service Class	•Transamerica Efficient Markets VP - Service Class

		•Transamerica Foxhall Global Conservative VP – Service Class	•Transamerica Foxhall Global Conservative VP – Service Class

		•Transamerica Index 35 VP – Service Class	•Transamerica Index 35 VP – Service Class

		•Transamerica Index 50 VP – Service Class	•Transamerica Index 50 VP – Service Class

		•Transamerica Index 75 VP – Service Class	•Transamerica Index 75 VP – Service Class

		•Transamerica Money Market VP – Service Class	•Transamerica Money Market VP – Service Class

		•Transamerica PIMCO Total Return VP – Service Class	•Transamerica PIMCO Total Return VP – Service Class

		•Transamerica U.S. Government Securities VP – Service Class	•Transamerica U.S. Government Securities VP – Service Class

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